Finance Income and Costs - Details of Finance Income and Costs (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income	₩ 502,147	₩ 226,584	₩ 134,121